Income Taxes - Tax Receivable Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Cash seavings percentage (as a percent)	85.00%
Benefits of cash savings retained under tax receivable agreement (as a percent)	15.00%
Increase (decrease) in TRA liability due to valuation allowance recorded	$ (2,700)	$ (2,000)
Liability under tax receivable agreement	43,045	38,052
Valuation allowance	50,600	$ 44,800
Anticipated payment	$ 600